Other financial Assets - Summary of Other Financial Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Non-current
Security deposits	₨ 1,396	₨ 1,477
Interest receivables	0	1,139
Finance lease receivables	4,262	3,144
Others	426	328
Non-current financial asset	6,084	6,088	$ 80
Current
Security deposits	1,513	1,149
Due from officers and employees	1,301	411
Interest receivables	1,835	1,628
Finance lease receivables	5,065	3,438
Deposit in interim dividend account	27,410	0
Others	5,790	619
Current financial asset	42,914	7,245	$ 566
Total	₨ 48,998	₨ 13,333